Selected quarterly financial results (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended						6 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jun. 30, 2014	Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Sales and revenues	$ 14,244	$ 13,549	$ 14,150	$ 13,241	$ 14,402	$ 13,423	$ 14,621	$ 13,210	$ 55,184		$ 55,656		$ 65,875
Less: Revenues	(744)	(791)	(759)	(748)	(756)	(745)	(735)	(726)	(3,042)		(2,962)		(2,807)
Sales	13,500	12,758	13,391	12,493	13,646	12,678	13,886	12,484	52,142		52,694		63,068
Cost of goods sold	10,499	9,634	10,197	9,437	10,541	9,774	10,773	9,639	39,767		40,727		47,055
Gross margin	3,001	3,124	3,194	3,056	3,105	2,904	3,113	2,845
Profit	757	1,017	999	922	1,003	946	960	880	3,695	[1]	3,789	[1]	5,681	[1]
Profit (loss) per common share	$ 1.25	$ 1.66	$ 1.60	$ 1.47	$ 1.57	$ 1.48	$ 1.48	$ 1.34	$ 5.99		$ 5.87		$ 8.71
Profit (loss) per common share - diluted	$ 1.23	$ 1.63	$ 1.57	$ 1.44	$ 1.54	$ 1.45	$ 1.45	$ 1.31	$ 5.88	[2]	$ 5.75	[2]	$ 8.48	[2]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Receivables - trade and other									163		835		(15)
Accounts payable									222		134		(1,868)
Statement of Cash Flow revision
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Receivables - trade and other															113	149
Accounts payable															$ (113)	$ (149)

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.